TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Tax contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gerdau Acominas S.A., Gerdau Acos Longos S.A., and Gerdau Acos Especiais S.A. | Goodwill Deductibility | Administrative collection
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	R$ 7,882,203	R$ 8,734,573
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Goodwill Deductibility | Voluntary Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	4,637,104	5,755,883
Gerdau Acos Longos S.A. | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	596,754	547,501
Gerdau Acos Longos S.A. | Goodwill Deductibility | Awaiting judgement, lower court
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	5,958	5,597
Gerdau Acos Longos S.A. | Goodwill Deductibility | Awaiting Judgement, Embargoes to Tax Enforcement
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	96,280	89,684
Gerdau Acos Longos S.A. | Goodwill Deductibility | Superior Chamber of Tax Appeals
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	208,449	192,076
Gerdau Acos Longos S.A. | Goodwill Deductibility | Embargo to Enforcement, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	465,992	432,894
Gerdau Acos Longos S.A. | Goodwill Deductibility | Motion for clarification filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	342,072	319,983
Gerdau Acos Longos S.A. | Goodwill Deductibility | Notice of judgment received
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	366,382	344,171
Gerdau Acos Longos S.A. | Goodwill Deductibility | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	676,217	623,485
Gerdau Acos Longos S.A. | Goodwill Deductibility | Voluntary Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	167,887	155,962
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Special Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	129,050	119,305
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Special appeal, pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	190,058	148,032
Tax contingencies | IPI credit on inputs | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	465,843	434,095
Tax contingencies | Non-approval of compensation of credits on inputs | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	1,991,993	1,646,717
Tax contingencies | Social security contributions | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	145,786	139,219
Tax contingencies | Other Taxes | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	641,405	732,283
Tax contingencies | Goodwill Deductibility | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	546,859	513,287
Tax contingencies | Goodwill Deductibility | Special Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	29,787	27,325
Tax contingencies | Goodwill Deductibility | Voluntary Appeal, Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	253,779	234,846
Tax contingencies | Goodwill Deductibility | Voluntary Appeal, Lodged Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	180,380	164,879
Tax contingencies | Goodwill Deductibility | Voluntary Appeal, Filed
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	82,913	86,237
Tax contingencies | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | ICMS (State Value Added Tax) | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	603,926	559,076
Tax contingencies | Gerdau Acos Longos S.A. | Withholding Income Tax
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	1,533,806	1,719,027
Tax contingencies | Gerdau Acos Longos S.A. | Withholding Income Tax | Administrative processing
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	824,113	1,069,274
Tax contingencies | Gerdau Acos Longos S.A. | Withholding Income Tax | Superior Chamber of Tax Appeals
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	709,693	649,753
Tax contingencies | Gerdau Internacional Empreendimentos Ltda. and Gerdau Acos Especiais S.A | IRPJ - Corporate Income Tax and CSLL - Social Contribution Tax [Member] | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	1,430,407	1,346,502
Tax contingencies | Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Pending
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	1,177,724	1,107,520
Tax contingencies | Gerdau Acos Especiais S.A. | Corporate Income Tax and Social Contribution Tax | First instance, awaiting judgement of the Tax Enforcement Embargoes
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities	R$ 252,683	R$ 238,892